Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRSVX
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSVX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRVIX
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNVIX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRTVX
HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNTVX